Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of deferred income tax [Abstract]
Schedule of Gross Movement on the Deferred Income Tax Account

The gross movement on the deferred income tax account is as follows:

Amounts in US$ ‘000	2020	2019
Deferred income tax at January 1	16,084	16,992
Acquisitions (Note 36.1)	4,071	—
Currency translation differences	(3,241)	(517)
Income statement credit (charge)	(5,936)	(391)
Deferred income tax at December 31	10,978	16,084

Schedule of Breakdown and Movement of Deferred Tax Assets and Liabilities

The breakdown and movement of deferred income tax assets and liabilities as of December 31, 2020 and 2019 are as follows:

	At the			Currency
	beginning		Charged to	translation		At the end
Amounts in US$ ‘000	of year	Acquisitions	net profit	differences	Reclassification	of year
Deferred income tax assets
Difference in depreciation rates and other	7,880	2,521	(7,814)	(435)	(6,780)	(4,628)
Tax losses	19,054	1,550	(10,600)	(2,806)	15,598	22,796
Total 2020	26,934	4,071	(18,414)	(3,241)	8,818	18,168
Total 2019	31,793	—	(7,485)	(517)	3,143	26,934

	At the beginning	Credited to		At the end
Amounts in US$ ‘000	of year	net profit	Reclassification	of year
Deferred income tax liabilities
Difference in depreciation rates and other	(29,625)	15,655	6,780	(7,190)
Tax losses	18,775	(3,177)	(15,598)	—
Total 2020	(10,850)	12,478	(8,818)	(7,190)
Total 2019	(14,801)	7,094	(3,143)	(10,850)